Investments and fair value measurements	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
Investments and fair value measurements	Investments and fair value measurements
Held-to-maturity debt securities
The cost basis, fair values and gross unrealized gains and losses of our held-to-maturity debt securities are as follows:

	December 31, 2021				December 31, 2020
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities (1)	$62,078	$459	$(207)	$62,330	$57,651	$994	$(53)	$58,592
U.S. Treasury securities	4,849	—	(16)	4,833	7,519	54	—	7,573
Certificates of deposit	237	—	—	237	236	—	—	236
Total	$67,164	$459	$(223)	$67,400	$65,406	$1,048	$(53)	$66,401
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(1) Includes both U.S. and foreign corporate debt securities.
The cost basis of held-to-maturity debt securities includes an adjustment for the amortization of premium or discount since the date of purchase. Held-to-maturity debt securities valued at approximately $4.2 million and $5.1 million were on deposit with various governmental authorities at December 31, 2021 and 2020, respectively, as required by law.
The change in net unrealized gains and on held-to-maturity debt securities for the years ended December 31, 2021, 2020 and 2019 was $(0.8) million, $0.9 million and $0.1 million, respectively.
Net realized gains of held-to-maturity debt securities are computed using the specific identification method and are included in the consolidated statements of operations.
The following table presents certain information regarding contractual maturities of our held-to-maturity debt securities:

Maturity	December 31, 2021
	Amortized Cost	% of Total	Fair Value	% of Total
One year or less	$23,316	35%	$23,381	35%
After one year through five years	43,848	65%	44,019	65%
Total	$67,164	100%	$67,400	100%
There were no held-to-maturity debt securities with contractual maturities after five years. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
Net unrealized losses on held-to-maturity debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are as follows:

	December 31, 2021				December 31, 2020
	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total
Less than 12 Months
Fair Value	$18,309	$4,667	$—	$22,976	$8,464	$5,181	$—	$13,645
Unrealized Losses	$(192)	$(16)	$—	$(208)	$(53)	$—	$—	$(53)
Greater than 12 months
Fair value	605	—	—	605	—	—	—	—
Unrealized losses	(15)	—	—	(15)	—	—	—	—
Total
Fair value	$18,914	$4,667	$—	$23,581	$8,464	$5,181	$—	$13,645
Unrealized losses	$(207)	$(16)	$—	$(223)	$(53)	$—	$—	$(53)
As of December 31, 2020, there are no held-to-maturity debt securities which have unrealized losses for a period in excess of 12 months. We believe that any unrealized losses on our held-to-maturity debt securities at December 31, 2021 are temporary based upon our current analysis of the issuers of the securities that we hold and current market conditions. We have no intent to sell, and it is more likely than not that we will not be required to sell, these securities until the fair value recovers to at least equal our cost basis or the securities mature.
Available-for-sale debt securities
The Company disposed of all available-for-sale debt securities as of December 31, 2021. The cost basis, fair values and gross unrealized gains and losses of our available-for-sale debt securities are as follows:

	December 31, 2020
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities (1)	$7,139	$918	$—	$8,057
Total	$7,139	$918	$—	$8,057
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(1) Includes both U.S. and foreign corporate debt securities.
The cost basis of available-for-sale debt securities includes an adjustment for the amortization of premium or discount since the date of purchase.
The change in net unrealized gains on available-for-sale debt securities for the years ended December 31, 2021, 2020 and 2019 was $(0.9) million, $0.2 million, and $0.7 million, respectively.
The following table reflects the composition of net realized gains or losses for the sales of the securities for each of the years shown below:

	Year ended December 31,
	2021	2020	2019
Realized gains (losses):
Available-for-sale debt securities:
Gains	$768	$—	$—
Losses	(90)	—	—
Net	$678	$—	$—

Proceeds from sales	$7,817	$—	$—
Net realized gains on disposition of available-for-sale debt securities are computed using the specific identification method and are included in the consolidated statements of operations
For the years ended December 31, 2021 and 2020, there were no available-for-sale debt securities which have unrealized losses for a period in excess of 12 months.
Equity securities
The Company disposed of all equity securities as of December 31, 2021. The cost and estimated fair value of equity securities are as follows:

	December 31, 2020
	Cost	Estimated Fair Value
Preferred stocks	$2,000	$2,119
Total	$2,000	$2,119
The following table reflects the composition of net realized gains or losses on sales of the equity securities for each of the years shown below:

	Year ended December 31,
	2021	2020	2019
Realized gains (losses):
Gains	$—	$—	$—
Losses	—	—	(13)
Net	$—	$—	$(13)
Mortgage loans
The mortgage loans portfolio as of December 31, 2021 is comprised entirely of single-family residential mortgage loans. During the year ended December 31, 2021, the Company did not purchase any new mortgage loans.
Mortgage loans, which include contractual terms to maturity of thirty years, are not categorized by contractual maturity as borrowers may have the right to call or prepay obligations with, or without, call or prepayment penalties.
The cost and estimated fair value of mortgage loans are as follows:

	December 31, 2021		December 31, 2020
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Mortgage loans	$2,022	$2,022	$2,980	$2,980
Total	$2,022	$2,022	$2,980	$2,980
Investment income
Investment income from securities consists of the following:

	Year ended December 31,
	2021	2020	2019
Available-for-sale debt securities	$773	$408	$262
Held-to-maturity debt securities	1,984	1,326	743
Equity investments	(89)	146	115
Mortgage loans	168	194	325
Other	292	159	932
Total	$3,128	$2,233	$2,377
Accrued interest receivable
Accrued interest receivable from investments is included in receivables, net in the consolidated balance sheets. The following table reflects the composition of accrued interest receivable for investments:

	Year ended December 31,
	2021	2020
Corporate debt securities	$874	$641
Certificate of deposits	—	—
U.S. Treasury securities	12	45
Accrued interest receivable on investment securities	886	686
Mortgage loans	13	43
Accrued interest receivable on investments	$899	$729
Fair value measurement
The following table summarizes the Company’s investments measured at fair value:

	Assets
	Corporate debt securities	U.S. Treasury securities	Mortgage loans	Preferred stocks	Certificate of deposits	Total
December 31, 2021
Level 1	$—	$4,833	$—	$—	$—	$4,833
Level 2	62,330	—	—	—	237	62,567
Level 3	—	—	2,022	—	—	2,022
Total	$62,330	$4,833	$2,022	$—	$237	$69,422

December 31, 2020
Level 1	$—	$7,573	$—	$2,119	$—	$9,692
Level 2	66,649	—	—	—	236	66,885
Level 3	—	—	2,980	—	—	2,980
Total	$66,649	$7,573	$2,980	$2,119	$236	$79,557
The Company classifies U.S. Treasury bonds and preferred stocks within Level 1 of the fair value hierarchy because they are valued based on quoted market prices in active markets. Corporate debt securities and certificates of deposit are classified within Level 2 because they are valued using inputs other than quoted prices that are directly or indirectly observable in the market, including readily available pricing sources for the identical underlying security which may not be actively traded. The Company classifies mortgage loans as Level 3 due to the reliance on significant unobservable valuation inputs.
The Company’s liabilities in the following table are recorded at fair value on the accompanying consolidated balance sheets. The following table summarizes the Company’s liabilities measured at fair value:

	Liabilities
	Public Warrants	Private Placement Warrants	Sponsor Covered Shares	Total
December 31, 2021
Level 1	$10,925	$—	$—	$10,925
Level 2	—	5,542	—	5,542
Level 3	—	—	5,415	5,415
Total	$10,925	$5,542	$5,415	$21,882

December 31, 2020
Level 1	$—	$—	$—	$—
Level 2	—	—	—	—
Level 3	—	—	—	—
Total	$—	$—	$—	$—
The Company considers the Public Warrants to be Level 1 liabilities due to the use of an observable market quote in an active market under the ticker DOMA.WS. For the Private Placement Warrants, the Company considers the fair value of each Private Placement Warrant to be equivalent to that of each Public Warrant, with an immaterial adjustment for short-term marketability restrictions. As such, the Private Placement Warrants are classified as Level 2.
The fair value of the Sponsor Covered Shares was determined using a Monte Carlo simulation valuation model using a distribution of potential stock price outcomes on a daily basis over the 10-year vesting period. The unobservable significant inputs to the valuation model were as follows:

December 31, 2021
Current stock price	$5.08
Expected volatility	55.0%
Risk-free interest rate	1.52%
Expected term	9.6 years
Expected dividend yield	—%
Annual change in control probability	2.0%
The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

Sponsor Covered Shares
Fair value as of January 1, 2021	$—
Sponsor Covered Shares assumed in Business Combination	9,332
Change in fair value of Sponsor Covered Shares	(3,917)
Fair value as of December 31, 2021	$5,415
There were no transfers of assets or liabilities between Level 1 and Level 2 during the years ended December 31, 2021 and 2020. There were no transfers involving Level 3 assets or liabilities during the years ended December 31, 2021 and 2020.